NATURE OF OPERATIONS AND GOING CONCERN (Tables)	9 Months Ended
Sep. 30, 2023
Nature Of Operations And Going Concern
SCHEDULE OF DEFICIT
	September 30, 2023	December 31, 2022
	$	$
Deficit	31,795,144	31,034,345